UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-2503
RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota (Address of principal executive offices)	55474 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: August 31
Date of reporting period: May 31, 2010

Portfolio of Investments
RiverSource Diversified Bond Fund
May 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (107.0%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$1,790,000		$1,817,401
06-15-35	6.625	2,543,000	(s)	2,492,133
Petroleos de Venezuela SA
04-12-17	5.250	4,359,000		2,397,450

Total				6,706,984

Sovereign (0.7%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	2,762,000		2,405,652
10-03-15	7.000	1,500,000		1,095,000
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	3,350,000	(e)	227,800
Columbia Government International Bond
Senior Unsecured
01-18-41	6.125	2,500,000		2,335,553
El Salvador Government International Bond
06-15-35	7.650	1,313,000	(d)	1,358,955
Emirate of Abu Dhabi
Senior Unsecured
08-02-12	5.500	200,000	(d)	213,244
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	3,522,000	(d,s)	3,909,419
10-12-35	8.500	987,000	(d)	1,223,880
01-17-38	7.750	2,350,000	(d)	2,684,875
Philippine Government International Bond
Senior Unsecured
01-15-16	8.000	425,000		511,063
01-14-31	7.750	1,979,000	(s)	2,293,067
Russian Foreign Bond — Eurobond
03-31-30	7.500	3,429,760	(d,s)	3,822,468
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	450,000		500,625
04-03-18	6.750	1,429,000		1,562,969
11-07-19	7.500	1,400,000		1,594,250
03-17-36	6.875	3,506,000		3,567,355
Uruguay Government International Bond
05-17-17	9.250	678,000	(s)	842,415
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	1,592,000	(s)	1,791,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Venezuela Government International Bond
02-26-16	5.750	1,579,000		963,190
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	715,000		536,250
05-07-23	9.000	1,600,000		972,000

Total				34,411,030

Treasury (0.8%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	2,060,000		11,228,542
Indonesia Treasury Bond
(IDR)
Senior Unsecured
07-15-22	10.250	15,000,000,000		1,729,541
Mexican Bonos
(MXN)
12-17-15	8.000	306,500,000		25,424,619

Total				38,382,702

U.S. Government Obligations & Agencies (10.7%)
Federal Farm Credit Bank
04-19-12	1.350	21,685,000		21,686,626
02-07-13	3.400	240,000		252,791
Federal Home Loan Banks
05-20-11	2.625	250,000	(s)	254,906
05-27-11	0.625	11,715,000		11,716,535
11-17-17	5.000	70,000		78,414
Federal Home Loan Mortgage Corp.
11-18-11	1.000	23,000,000		23,016,307
12-10-15	4.200	75,000,000	(s)	75,066,075
Federal National Mortgage Association
06-09-10	3.255	200,000		200,181
09-10-12	2.180	20,000,000		20,076,260
05-15-14	2.500	14,305,000	(s)	14,611,256
10-15-15	4.375	36,000,000	(s)	39,355,236
U.S. Treasury
03-31-12	1.000	9,470,000	(s)	9,516,592
01-15-13	1.375	16,435,000		16,537,719
03-15-13	1.375	22,605,000	(s)	22,725,033
04-15-13	1.750	4,110,000	(s)	4,171,321
04-30-15	2.500	23,350,000	(s)	23,820,643
08-15-19	3.625	31,545,000		32,405,106
05-15-20	3.500	75,996,000	(s)	77,254,494
02-15-40	4.625	100,137,000	(s)	106,927,488

Total				499,672,983

Asset-Backed (14.2%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.351	11,928,206	(m)	11,905,351
American Express Credit Account Master Trust
Series 2005-4 Class A
01-15-15	0.407	6,225,000	(m)	6,194,286

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
American Express Credit Account Master Trust
Series 2006-3 Class A
03-17-14	0.357	5,575,000	(m)	5,560,157
AmeriCredit Automobile Receivables Trust
Series 2006-RM Class A2 (NPFGC)
08-08-11	5.420	750,274	(h)	754,991
AmeriCredit Automobile Receivables Trust
Series 2007-CM Class A3B (NPFGC)
05-07-12	0.315	2,559,991	(h,m)	2,556,718
AmeriCredit Automobile Receivables Trust
Series 2007-DF Class A3A (AGM)
07-06-12	5.490	780,992	(h)	782,679
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	7,400,000		7,422,175
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	5,250,000	(d)	5,300,098
BA Credit Card Trust
Series 2008-A1 Class A1
04-15-13	0.917	11,500,000	(m)	11,522,093
BA Credit Card Trust
Series 2008-A5 Class A5
12-16-13	1.537	11,175,000	(m)	11,287,577
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.445	25,721,811	(d,m)	24,764,958
Banc of America Funding Corp.
CMO Series 2010-R3 Class 6A1
09-26-36	0.439	5,499,175	(d,m)	5,226,416
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.393	4,687,666	(m)	4,496,569
BMW Vehicle Lease Trust
Series 2009-1 Class A2
04-15-11	2.040	4,897,000		4,905,481
Capital Auto Receivables Asset Trust
Series 2007-SN2 Class A4
05-16-11	1.367	17,340,467	(d,m)	17,354,522
Capital One Multi-Asset Execution Trust
Series 2007-A6 Class A6
05-15-13	0.407	5,776,000	(m)	5,774,788
Carmax Auto Owner Trust
Series 2009-1 Class A4
12-16-13	5.810	5,200,000		5,636,419
Carrington Mortgage Loan Trust
Series 2007-FRE1 Class A1
02-25-37	0.463	15,139,719	(m)	13,728,182
Caterpillar Financial Asset Trust
Series 2008-A Class A3
04-25-14	4.940	80,001		81,548
Centex Home Equity
Series 2002-D Class M2
12-25-32	2.393	305,481	(m)	64,873

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Centre Point Funding LLC
Series 2010-1A Class 1
07-20-15	5.430	2,080,315	(d)	2,113,003
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	76,250,000	(d)	76,098,262
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	18,300,000	(d)	18,250,337
CIT Equipment Collateral
Series 2009-VT1 Class A2
06-15-11	2.200	14,164,753	(d)	14,185,755
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	11,050,000		11,772,245
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	40,775,000	(d)	40,904,782
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-6 Class 13A1
01-25-37	0.423	8,124,133	(d,m)	7,778,857
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-2 Class 1A1
05-25-37	0.363	5,840,137	(d,m)	5,694,133
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2A
03-25-37	0.453	13,162,007	(m)	12,463,644
Countrywide Asset-Backed Certificates
Series 2005-1 Class MV1
07-25-35	0.743	5,781,819	(m)	5,718,410
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.603	1,401,750	(m)	912,185
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	13,050,000	(d)	13,840,576
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	9,650,000	(d,h)	9,520,594
Equifirst Mortgage Loan Trust
Series 2003-1 Class IF1
12-25-32	4.010	142,002		135,725
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Class A
12-15-14	1.987	7,450,000	(d,m)	7,539,046
GTP Towers Issuer LLC
02-15-15	4.436	4,000,000	(d)	4,169,547
Hertz Vehicle Financing LLC
Series 2005-1A Class A4 (NPFGC)
11-25-11	0.593	27,105,000	(d,h,m)	27,025,641
Hertz Vehicle Financing LLC
Series 2005-2A Class A5 (AMBAC)
11-25-11	0.593	10,900,000	(d,h,m)	10,868,087
Hertz Vehicle Financing LLC
Series 2005-2A Class A6 (AMBAC)
11-25-11	5.080	30,600,000	(d,h)	30,916,262

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	10,750,000	(d)	11,001,816
Hertz Vehicle Financing LLC
Series 2009-2A Class A2
03-25-16	5.290	5,000,000	(d)	5,217,236
HSI Asset Securitization Corp. Trust
Series 2006-HE2 Class 2A1
12-25-36	0.393	3,352,097	(m)	2,771,306
Irwin Home Equity Corp.
Series 2005-A Class A3
02-25-34	0.723	64,377	(m)	55,690
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.428	7,572,937	(d,m)	7,194,290
JP Morgan Reremic
CMO Series 2009-5 Class 4AI
04-26-37	0.383	5,091,532	(d,m)	4,710,733
MBNA Credit Card Master Note Trust
Series 2005-A6 Class A6
01-15-13	4.500	6,845,000	(s)	6,900,477
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2 Class A2A
05-25-37	0.453	4,603,389	(m)	4,547,476
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.588	9,645,000	(d,m)	9,530,417
National Collegiate Student Loan Trust
CMO I.O.
Series 2006-2 Class AIO
08-25-11	4.630	9,525,000	(i)	620,820
National Collegiate Student Loan Trust
CMO I.O.
Series 2006-3 Class AIO
01-25-12	5.880	15,000,000	(i)	1,481,249
National Collegiate Student Loan Trust
CMO I.O.
Series 2006-4 Class AIO
02-27-12	7.420	11,700,000	(i)	1,160,750
Navistar Financial Corp. Owner Trust
Series 2010-A Class A2
10-18-12	1.470	10,275,000	(d)	10,275,000
Novastar Home Equity Loan
Series 2007-1 Class A2A2
03-25-37	5.860	3,337,756	(m)	3,266,169
Option One Mortgage Loan Trust
Series 2007-HL1 Class 2A1 (XLCA)
02-25-38	0.463	2,536,161	(h)	2,468,798
RAAC Series
Series 2007-SP1 Class A1
03-25-37	0.493	5,210,832	(m)	5,000,102
RAAC Series
Series 2007-SP1 Class A2
03-25-37	0.693	10,625,000	(m)	7,663,241

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
RBSSP Resecuritization Trust
CMO Series 2009-9 Class 10A1
10-26-36	0.445	2,573,705	(d,m)	2,547,954
RBSSP Resecuritization Trust
CMO Series 2010-6 Class 2A1
03-26-36	0.533	15,884,000	(d,g,m)	14,732,410
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	2,469,686		2,330,075
Renaissance Home Equity Loan Trust
Series 2007-2 Class M4
06-25-37	6.313	1,575,000	(n)	57,272
Renaissance Home Equity Loan Trust
Series 2007-2 Class M5
06-25-37	6.660	1,030,000	(n)	26,060
Renaissance Home Equity Loan Trust
Series 2007-2 Class M6
06-25-37	7.006	1,505,000	(n)	21,868
Residential Asset Securities Corp.
Series 2004-KS9 Class AI4 (FGIC)
02-25-32	4.610	2,215,310	(h)	2,021,021
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.387	13,248,441	(h,m)	13,147,609
SBA Tower Trust
04-15-40	4.254	13,650,000	(d)	14,131,467
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	3,318,358	(d)	3,334,613
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A2
10-25-36	0.453	2,484,837	(m)	2,390,081
Soundview Home Equity Loan Trust
Series 2006-OPT3 Class 2A3
06-25-36	0.513	15,060,000	(m)	11,453,250
Soundview Home Equity Loan Trust
Series 2006-WF2 Class A2B
12-25-36	0.443	6,796,894	(m)	6,664,939
Structured Asset Securities Corp.
Series 2006-GEL2 Class A1
04-25-36	0.453	3,631,770	(d,m)	3,563,290
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	8,494,523	(h)	8,645,796
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	18,346,060	(h)	18,768,005
Triad Auto Receivables Owner Trust
Series 2007-A Class A4 (AGM)
02-12-14	0.400	23,337,356	(h,m)	22,958,914
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10-12-12	5.240	1,813,094	(h)	1,844,459
Volkswagen Auto Lease Trust
Series 2009-A Class A3
04-16-12	3.410	5,875,000		5,987,452

Total				663,719,077

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Commercial Mortgage-Backed (9.9%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	10,837,000		10,876,026
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.178	11,150,000		11,612,460
Banc of America Large Loan, Inc.
Series 2001-FMA Class C
12-13-16	6.763	3,500,000	(d)	3,580,512
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-11-50	5.038	2,636,401		2,699,445
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	10,820,210		11,148,956
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	3,150,000		3,165,637
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4
07-15-44	5.223	6,599,000	(m)	6,861,810
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.223	3,225,000		3,398,623
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.590	2,700,000	(d,m)	2,401,647
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4
12-10-49	5.816	14,050,000	(s)	14,147,905
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-CP4 Class A4
12-15-35	6.180	6,436,466		6,620,505
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	8,335,000		8,507,494
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	792,854		791,263
Crown Castle Towers LLC
Series 2006-1A Class AFL
11-15-36	0.507	10,250,000	(d,m)	10,127,209
Federal Home Loan Mortgage Corp.
Structured Pass-Through Certificates
Series K-006 Class B
12-26-46	5.357	4,200,000	(d)	3,665,390
Federal National Mortgage Association #725217
02-01-14	4.777	972,517		1,033,498
Federal National Mortgage Association #735029
09-01-13	5.321	343,927		362,123
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	6,900,000		7,212,210

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	400,000		401,859
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	8,637,702	(d)	9,063,023
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	5,050,000	(d)	5,527,062
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	5,650,000		5,751,079
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A3
01-05-36	4.533	10,160,000		10,315,292
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	3,550,000		3,624,980
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	15,750,000		15,142,156
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	49,694,000	(s)	48,021,638
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	3,668,039		3,695,238
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	13,000,000		13,264,520
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.135	9,050,000	(d,m)	7,653,291
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4
08-10-45	5.805	54,065,000	(s)	50,300,772
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.805	9,800,000		1,223,853
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	1,978,483		2,034,142
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	1,331,634		1,361,066
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	7,419,000		7,720,841
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2 Class A2
05-15-41	5.110	3,989,161		4,141,369
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	2,284,917		2,284,334

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
07-15-41	4.475	6,707,288		6,864,359
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	4,700,000		4,768,308
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.195	24,060,000		25,160,083
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	12,380,000		12,945,864
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class A4
02-12-51	5.794	11,245,000		11,142,592
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB20 Class E
02-12-51	6.197	4,725,000	(d)	1,029,769
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	5,381,470	(d)	5,458,310
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	4,700,000		4,783,707
LB-UBS Commercial Mortgage Trust
Series 2004-C6 Class A6
08-15-29	5.020	3,500,000		3,588,993
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	4,500,000		4,672,392
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	5.857	5,100,000		5,460,273
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	16,200,000		15,774,523
Merrill Lynch Mortgage Trust
Series 2005-CKI1 Class A1
11-12-37	5.077	248,675		250,063
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	1,762,621		1,798,419
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	12,795,000		12,862,430
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.797	3,675,000		3,949,947
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	6.000	9,500,000	(d,m,s)	9,523,107
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A2
08-15-39	5.790	3,900,000	(m)	4,117,076

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A3
08-15-39	6.071	2,850,000		3,006,762
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
10-15-41	4.380	1,451,872		1,475,572
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	5,342,000		5,448,822
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A3
03-15-45	5.558	7,550,000		7,729,499
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	3,200,000		3,290,163
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	5,475,000		5,659,489
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
11-15-48	5.308	2,200,000		2,205,220

Total				462,704,970

Residential Mortgage-Backed (34.8%)(f,o)
Adjustable Rate Mortgage Trust
CMO Series 2005-9 Class 1A4
11-25-35	4.794	3,985,000	(m)	3,947,700
Banc of America Alternative Loan Trust
CMO Series 2004-3 Class 1A1
04-25-34	6.000	7,058,686		7,135,202
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.555	7,479,527	(d,m)	7,142,948
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5
06-25-35	3.861	10,075,593	(m)	10,028,282
BCAP LLC Trust
CMO Series 2009-RR1 Class 2A2
05-26-35	2.968	13,823,234	(d,m)	3,317,576
BCAP LLC Trust
CMO Series 2009-RR8 Class 3A2
03-26-37	5.500	3,042,248	(d)	574,554
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2005-8 Class A4
08-25-35	5.102	6,475,000	(d,m)	5,620,777
Bear Stearns Alt-A Trust
CMO Series 2005-2 Class 2A2B
04-25-35	2.996	61,672	(m)	27,129
Bear Stearns Mortgage Funding Trust
CMO Series 2007-AR1 Class 2A4
02-25-37	0.578	5,951,986	(m)	750,331
ChaseFlex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	1,642,000		1,375,688
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-4 Class 11A2
10-25-36	0.793	5,352,488	(d,m)	281,006

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-4 Class 13A3
10-25-35	2.937	2,046,982	(d,m)	424,749
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-5 Class 3A2
06-25-36	5.500	4,547,358	(d)	1,045,892
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-4 Class 4A5
10-25-35	5.000	14,414,656	(d)	14,414,656
Countrywide Alternative Loan Trust
CMO I.O.
Series 2007-8CB Class A13
05-25-37	32.110	4,213,914	(i)	472,031
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	2,184,287		2,197,952
Countrywide Alternative Loan Trust
CMO Series 2005-42CB Class A9
10-25-35	0.593	1,549,356	(m)	1,511,320
Countrywide Alternative Loan Trust
CMO Series 2006-OC9 Class A1
12-25-46	0.418	1,616,448	(m)	1,563,646
Countrywide Alternative Loan Trust
CMO Series 2007-OH1 Class A1A
04-25-47	0.433	1,793,732	(m)	1,567,162
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.843	14,495,829	(m)	1,771,145
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	4,667,030	(d)	4,315,685
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 13A1
08-27-37	6.000	5,620,781	(d)	5,463,589
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	5,183,427	(d)	4,995,957
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-11R Class A1
06-28-47	1.354	27,915,000	(d,m)	27,880,106
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-12R Class 13A1
12-26-37	4.250	23,000,000	(d)	23,071,875
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-ASG Class A
11-28-39	1.604	4,111,880	(d,m)	4,114,450
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
CMO Series 2006-AR6 Class A3
02-25-37	0.433	42,722	(m)	42,464
Fadr LLC
Series 2009-2 Class A
01-28-40	2.604	6,996,329	(d,m)	6,926,366
Federal Home Loan Mortgage Corp.
06-01-25	4.500	200,000	(g)	209,188
06-01-25	5.500	200,000	(g)	214,781

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
06-01-40	5.000	17,975,000	(g)	18,817,578
06-01-40	5.500	16,900,000	(g)	17,998,500
06-01-40	6.000	5,000,000	(g)	5,389,060
Federal Home Loan Mortgage Corp. #170216
03-01-17	8.500	3,487		3,882
Federal Home Loan Mortgage Corp. #1G2547
12-01-36	6.119	190,872	(m)	205,025
Federal Home Loan Mortgage Corp. #1Q0140
08-01-36	6.105	172,226	(m)	182,336
Federal Home Loan Mortgage Corp. #284190
01-01-17	8.000	191		212
Federal Home Loan Mortgage Corp. #290970
04-01-17	8.000	3,637		4,031
Federal Home Loan Mortgage Corp. #295114
06-01-17	8.500	2,964		3,300
Federal Home Loan Mortgage Corp. #540861
09-01-19	8.500	28,593		32,667
Federal Home Loan Mortgage Corp. #A00304
04-01-21	9.000	29,317		32,758
Federal Home Loan Mortgage Corp. #A12692
10-01-32	6.000	66,122		73,617
Federal Home Loan Mortgage Corp. #A13854
09-01-33	6.000	92,141		102,481
Federal Home Loan Mortgage Corp. #B10254
10-01-18	5.500	259,482		280,973
Federal Home Loan Mortgage Corp. #B12280
02-01-19	5.500	142,747		154,570
Federal Home Loan Mortgage Corp. #C00103
03-01-22	8.500	66,902		76,979
Federal Home Loan Mortgage Corp. #C00144
08-01-22	8.500	61,886		71,408
Federal Home Loan Mortgage Corp. #C00356
08-01-24	8.000	238,353		272,625
Federal Home Loan Mortgage Corp. #C00666
10-01-28	7.000	27,533		30,795
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	1,134,407		1,216,487
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	77,089		84,539
Federal Home Loan Mortgage Corp. #C62993
01-01-32	6.500	645,823		713,229
Federal Home Loan Mortgage Corp. #C63552
01-01-32	6.500	891,562		990,774
Federal Home Loan Mortgage Corp. #C64703
03-01-32	6.500	608,639		674,379
Federal Home Loan Mortgage Corp. #C67723
06-01-32	7.000	509,140		568,396
Federal Home Loan Mortgage Corp. #C77372
03-01-33	6.000	191,137		211,484
Federal Home Loan Mortgage Corp. #C78031
04-01-33	5.500	5,932,361		6,428,324
Federal Home Loan Mortgage Corp. #C79930
06-01-33	5.500	4,646,088		4,980,389
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	4,444,210		4,886,785
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	3,550,218		3,823,470

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	549,453		594,372
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	2,220,108		2,393,058
Federal Home Loan Mortgage Corp. #E74288
12-01-13	6.000	54,633		58,925
Federal Home Loan Mortgage Corp. #E79810
11-01-14	7.500	460,649		498,504
Federal Home Loan Mortgage Corp. #E90216
05-01-17	6.000	612,531		661,801
Federal Home Loan Mortgage Corp. #E96624
05-01-18	5.000	660,451		709,269
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	5,532,826		5,937,597
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	6,014,155		6,477,804
Federal Home Loan Mortgage Corp. #G00286
02-01-25	8.000	94,596		108,198
Federal Home Loan Mortgage Corp. #G01108
04-01-30	7.000	1,643,997		1,838,080
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	190,204		211,881
Federal Home Loan Mortgage Corp. #G01441
07-01-32	7.000	1,685,416		1,877,501
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	6,871,632		7,620,814
Federal Home Loan Mortgage Corp. #G02757
06-01-36	5.000	19,377,800		20,380,752
Federal Home Loan Mortgage Corp. #G03419
07-01-37	6.000	6,994,213		7,554,297
Federal Home Loan Mortgage Corp. #G30225
02-01-23	6.000	6,036,682		6,637,469
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	763,174		814,867
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 2795 Class IY
07-15-17	99.990	114,329	(i)	2,460
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 2817 Class SA
06-15-32	20.000	3,245,628	(i)	232,878
06-15-32	15.420	283,014	(i)	20,307
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 3155 Class PS
05-15-36	16.470	17,737,247	(i)	2,380,149
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 3430 Class IA
07-15-12	120.228	24,305,484	(i)	139,754
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 3447 Class AI
03-15-12	27.238	13,062,767	(i)	175,335
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 3517 Class JI
12-15-12	42.430	9,425,528	(i)	119,435

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O.
Series 3630 Class AI
03-15-17	0.000	67,390,687	(i)	3,369,534
Federal Home Loan Mortgage Corp.
CMO
Series 2576 Class KJ
02-15-33	5.500	1,892,371		1,913,280
Federal National Mortgage Association
06-01-25	4.500	35,500,000	(g)	37,136,336
06-01-25	5.000	75,315,000	(g)	79,975,115
06-01-40	4.500	98,190,000	(g)	100,184,434
06-01-40	5.000	102,980,000	(g)	107,791,122
06-01-40	5.500	103,000,000	(g)	109,872,056
06-01-40	6.000	222,760,000	(g)	239,919,425
06-01-40	6.500	57,500,000	(g)	62,549,189
Federal National Mortgage Association #125479
04-01-27	7.500	142,209		160,191
Federal National Mortgage Association #190899
04-01-23	8.500	176,170		193,220
Federal National Mortgage Association #190944
05-01-24	6.000	3,438,643		3,718,798
Federal National Mortgage Association #190988
06-01-24	9.000	166,604		182,464
Federal National Mortgage Association #231309
09-01-23	6.500	56,366		62,333
Federal National Mortgage Association #231310
09-01-23	6.500	332,067		367,221
Federal National Mortgage Association #250330
09-01-25	8.000	175,219		202,111
Federal National Mortgage Association #250495
03-01-26	7.000	316,212		353,443
Federal National Mortgage Association #250765
12-01-26	8.000	127,956		147,628
Federal National Mortgage Association #251116
08-01-27	8.000	174,898		201,959
Federal National Mortgage Association #252440
05-01-29	7.000	129,152		144,681
Federal National Mortgage Association #252498
06-01-29	7.000	3,504		3,925
Federal National Mortgage Association #253883
08-01-16	6.000	1,385,959		1,497,687
Federal National Mortgage Association #254236
03-01-17	6.500	829,609		899,080
Federal National Mortgage Association #254383
06-01-32	7.500	228,806		258,505
Federal National Mortgage Association #254587
12-01-22	5.500	298,968		322,971
Federal National Mortgage Association #254802
07-01-18	4.500	1,607,729		1,706,286
Federal National Mortgage Association #254916
09-01-23	5.500	6,375,161		6,883,056
Federal National Mortgage Association #256901
09-01-37	6.500	163,960		177,352
Federal National Mortgage Association #268071
01-01-24	6.500	91,915		101,646

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal National Mortgage Association #303226
02-01-25	8.000	69,151	79,669
Federal National Mortgage Association #313049
08-01-11	8.500	950	966
Federal National Mortgage Association #323715
05-01-29	6.000	246,331	271,099
Federal National Mortgage Association #323933
09-01-29	7.000	2,352,679	2,635,571
Federal National Mortgage Association #408207
01-01-28	6.500	88,484	99,277
Federal National Mortgage Association #455791
01-01-29	6.500	228,549	253,501
Federal National Mortgage Association #489888
05-01-29	6.500	952,870	1,056,904
Federal National Mortgage Association #493945
04-01-29	6.500	56,618	62,648
Federal National Mortgage Association #496029
01-01-29	6.500	1,204,883	1,323,630
Federal National Mortgage Association #518159
09-01-14	7.000	185,868	200,193
Federal National Mortgage Association #545008
06-01-31	7.000	1,781,584	2,016,434
Federal National Mortgage Association #545342
04-01-13	7.000	50,428	52,323
Federal National Mortgage Association #545684
05-01-32	7.500	199,098	224,722
Federal National Mortgage Association #545868
08-01-32	7.000	65,726	74,198
Federal National Mortgage Association #545869
07-01-32	6.500	1,221,303	1,364,475
Federal National Mortgage Association #545885
08-01-32	6.500	2,341,339	2,594,508
Federal National Mortgage Association #545910
08-01-17	6.000	2,361,552	2,568,387
Federal National Mortgage Association #555340
04-01-33	5.500	199,459	216,514
Federal National Mortgage Association #555343
08-01-17	6.000	2,375,569	2,570,043
Federal National Mortgage Association #555375
04-01-33	6.000	15,357,194	16,934,560
Federal National Mortgage Association #555458
05-01-33	5.500	14,951,857	15,993,851
Federal National Mortgage Association #555528
04-01-33	6.000	9,074,221	9,958,248
Federal National Mortgage Association #555734
07-01-23	5.000	5,504,347	5,855,631
Federal National Mortgage Association #555794
09-01-28	7.500	530,804	596,812
Federal National Mortgage Association #567840
10-01-30	7.000	889,563	996,526
Federal National Mortgage Association #582154
05-01-31	6.500	75,501	83,745
Federal National Mortgage Association #587859
12-01-16	5.500	1,993,430	2,149,188
Federal National Mortgage Association #597374
09-01-31	7.000	518,198	584,659
Federal National Mortgage Association #606882
10-01-31	7.000	516,451	579,177

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #611831
02-01-31	7.500	26,083		29,403
Federal National Mortgage Association #615135
11-01-16	6.000	145,420		157,143
Federal National Mortgage Association #634650
04-01-32	7.500	112,114		126,666
Federal National Mortgage Association #638969
03-01-32	5.500	786,404		846,855
Federal National Mortgage Association #643362
04-01-17	6.500	280,990		304,520
Federal National Mortgage Association #646147
06-01-32	7.000	2,121,254		2,410,310
Federal National Mortgage Association #646446
06-01-17	6.500	670,442		726,584
Federal National Mortgage Association #649068
06-01-17	6.500	1,091,525		1,189,671
Federal National Mortgage Association #649263
08-01-17	6.500	1,160,474		1,265,946
Federal National Mortgage Association #650009
09-01-31	7.500	45,910		51,754
Federal National Mortgage Association #654208
10-01-32	6.500	1,322,019		1,466,357
Federal National Mortgage Association #654682
10-01-32	6.000	613,989		679,950
Federal National Mortgage Association #654689
11-01-32	6.000	1,022,298		1,131,971
Federal National Mortgage Association #656908
09-01-32	6.500	1,132,426		1,275,797
Federal National Mortgage Association #661815
10-01-32	6.000	84,647		93,844
Federal National Mortgage Association #662061
09-01-32	6.500	1,755,093		1,946,714
Federal National Mortgage Association #667604
10-01-32	5.500	170,411		182,712
Federal National Mortgage Association #667787
02-01-18	5.500	913,150		987,496
Federal National Mortgage Association #670382
09-01-32	6.000	6,448,303		7,076,508
Federal National Mortgage Association #670387
08-01-32	7.000	849,550		952,250
Federal National Mortgage Association #677089
01-01-33	5.500	336,714		361,019
Federal National Mortgage Association #678028
09-01-17	6.000	3,037,104		3,285,735
Federal National Mortgage Association #678065
02-01-33	6.500	289,205		321,307
Federal National Mortgage Association #678937
01-01-18	5.500	1,396,130		1,511,759
Federal National Mortgage Association #678941
02-01-18	5.500	1,967,604		2,139,821
Federal National Mortgage Association #679095
04-01-18	5.000	3,215,164	(t)	3,450,809
Federal National Mortgage Association #680961
01-01-33	6.000	461,243		511,362
Federal National Mortgage Association #681080
02-01-18	5.000	535,716		574,980
Federal National Mortgage Association #681166
04-01-32	6.500	253,798		281,507

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #681400
03-01-18	5.500	2,843,346		3,075,800
Federal National Mortgage Association #682825
01-01-33	6.000	1,124,677		1,234,245
Federal National Mortgage Association #683100
02-01-18	5.500	101,946		110,730
Federal National Mortgage Association #683116
02-01-33	6.000	180,549		198,138
Federal National Mortgage Association #684586
03-01-33	6.000	2,007,672		2,226,360
Federal National Mortgage Association #686172
02-01-33	6.000	1,575,396		1,728,874
Federal National Mortgage Association #686528
02-01-33	6.000	2,438,747		2,704,897
Federal National Mortgage Association #687051
01-01-33	6.000	6,454,369		6,959,793
Federal National Mortgage Association #689026
05-01-33	5.500	852,249		920,648
Federal National Mortgage Association #689093
07-01-28	5.500	2,040,241		2,197,074
Federal National Mortgage Association #694628
04-01-33	5.500	4,729,006		5,132,062
Federal National Mortgage Association #694795
04-01-33	5.500	5,318,267	(t)	5,756,646
Federal National Mortgage Association #694988
03-01-33	5.500	6,863,361		7,417,179
Federal National Mortgage Association #695202
03-01-33	6.500	2,168,987		2,400,374
Federal National Mortgage Association #695909
05-01-18	5.500	1,296,947		1,411,893
Federal National Mortgage Association #699424
04-01-33	5.500	3,193,495		3,465,711
Federal National Mortgage Association #702427
04-01-33	5.500	2,650,409		2,876,186
Federal National Mortgage Association #704005
05-01-33	5.500	708,999		760,176
Federal National Mortgage Association #705655
05-01-33	5.000	335,178		353,139
Federal National Mortgage Association #709093
06-01-33	6.000	79,850		87,530
Federal National Mortgage Association #709901
06-01-18	5.000	303,781		327,998
Federal National Mortgage Association #710823
05-01-33	5.500	502,260		544,800
Federal National Mortgage Association #711503
06-01-33	5.500	78,322		84,443
Federal National Mortgage Association #720070
07-01-23	5.500	1,662,892		1,795,371
Federal National Mortgage Association #723687
08-01-28	5.500	2,627,283		2,829,242
Federal National Mortgage Association #725232
03-01-34	5.000	13,081,150		13,782,136
Federal National Mortgage Association #725431
08-01-15	5.500	55,591		59,787
Federal National Mortgage Association #725684
05-01-18	6.000	5,293,112		5,741,852
Federal National Mortgage Association #725813
12-01-33	6.500	6,534,612		7,231,722

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #726940
08-01-23	5.500	56,340		60,695
Federal National Mortgage Association #730153
08-01-33	5.500	680,716		729,852
Federal National Mortgage Association #735212
12-01-34	5.000	13,898,744		14,626,169
Federal National Mortgage Association #735224
02-01-35	5.500	21,457,902		23,006,787
Federal National Mortgage Association #735578
06-01-35	5.000	13,061,183		13,720,283
Federal National Mortgage Association #738921
11-01-32	6.500	495,313		550,295
Federal National Mortgage Association #743262
10-01-18	5.000	2,059,742		2,222,480
Federal National Mortgage Association #743347
10-01-33	6.000	63,316		70,025
Federal National Mortgage Association #743579
11-01-33	5.500	185,666		199,068
Federal National Mortgage Association #745355
03-01-36	5.000	12,850,796		13,499,279
Federal National Mortgage Association #745563
08-01-34	5.500	1,011,666		1,084,690
Federal National Mortgage Association #747642
11-01-28	5.500	1,661,201		1,788,898
Federal National Mortgage Association #753074
12-01-28	5.500	5,026,406		5,412,786
Federal National Mortgage Association #753091
12-01-33	5.500	3,072,043		3,293,791
Federal National Mortgage Association #757581
01-01-19	5.500	643,539		695,934
Federal National Mortgage Association #759342
01-01-34	6.500	1,043,834		1,156,345
Federal National Mortgage Association #765759
12-01-18	5.000	1,878,799		2,016,500
Federal National Mortgage Association #766641
03-01-34	5.000	4,294,241		4,518,991
Federal National Mortgage Association #776962
04-01-29	5.000	12,298,805		12,995,532
Federal National Mortgage Association #779676
06-01-34	5.000	1,478,545		1,555,928
Federal National Mortgage Association #804442
12-01-34	6.500	938,521		1,033,950
Federal National Mortgage Association #831870
11-01-36	6.500	1,000,807		1,091,936
Federal National Mortgage Association #844445
12-01-35	5.500	10,187,204		10,893,891
Federal National Mortgage Association #845109
05-01-36	6.000	17,833,377		19,280,945
Federal National Mortgage Association #882063
06-01-36	6.500	1,977,518		2,165,630
Federal National Mortgage Association #886291
07-01-36	7.000	4,575,378		5,071,839
Federal National Mortgage Association #894547
05-01-35	2.833	5,479,894	(m)	5,727,271
Federal National Mortgage Association #909214
07-01-38	7.000	1,580,190		1,748,815
Federal National Mortgage Association #969674
02-01-38	6.000	16,689,063		18,012,453

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #976421
03-01-23	4.500	4,693,967	(t)	4,925,243
Federal National Mortgage Association #995753
05-01-24	4.500	51,121,908	(g)	53,592,802
Federal National Mortgage Association #AC3035
10-01-39	5.000	39,078,124	(s)	40,986,701
Federal National Mortgage Association
CMO I.O.
Series 2003-63 Class IP
07-25-33	0.000	9,942,082	(i)	2,066,558
Federal National Mortgage Association
CMO I.O.
Series 2003-71 Class IM
12-25-31	5.340	2,039,156	(i)	247,549
Federal National Mortgage Association
CMO I.O.
Series 2004-84 Class GI
12-25-22	20.000	447,832	(i)	29,941
Federal National Mortgage Association
CMO I.O.
Series 2007-22 Class JS
03-25-37	21.830	13,035,890	(i)	1,672,587
Federal National Mortgage Association
CMO I.O.
Series 2008-40 Class AI
08-25-12	11.956	44,315,797	(i)	752,044
Federal National Mortgage Association
CMO I.O.
Series 379 Class 2
05-01-37	0.000	328,286	(i)	56,270
Federal National Mortgage Association
CMO I.O.
Series 396 Class 2
06-01-39	6.630	75,731	(i)	18,412
Federal National Mortgage Association
CMO I.O.
Series 400 Class 2
11-25-39	5.770	159,832	(i)	38,772
Federal National Mortgage Association
CMO P.O.
Series 43 Class 1
09-01-18	20.000	6,518	(j)	5,293
Government National Mortgage Association
06-01-40	6.000	11,000,000	(g)	11,898,909
Government National Mortgage Association #425004
10-15-33	5.500	2,785,033		3,012,215
Government National Mortgage Association #595256
12-15-32	6.000	4,425,080		4,861,235
Government National Mortgage Association #604580
08-15-33	5.000	2,506,438		2,665,979
Government National Mortgage Association #604708
10-15-33	5.500	6,555,399		7,090,138
Government National Mortgage Association #606844
09-15-33	5.000	6,065,567		6,451,655

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Government National Mortgage Association
CMO I.O.
Series 2002-70 Class IC
08-20-32	0.000	3,983,062	(i)	532,019
Government National Mortgage Association
CMO I.O.
Series 2002-80 Class CI
01-20-32	0.000	230,188	(i)	3,806
Government National Mortgage Association
CMO Series 2010-16 Class AB
05-16-33	2.676	14,563,306		14,733,557
Harborview Mortgage Loan Trust
CMO Series 2005-16 Class 2A1A
01-19-36	0.579	217,978	(m)	129,471
Indymac Index Mortgage Loan Trust
CMO I.O.
Series 2005-AR8 Class AX1
04-25-35	0.000	65,790,558	(i)	1
Indymac Index Mortgage Loan Trust
CMO I.O.
Series 2006-AR25 Class 3A3
09-25-36	20.000	26,108,969	(i)	280,405
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR3 Class 2A1B
03-25-36	5.637	406,348	(m)	208,212
JP Morgan Alternative Loan Trust
CMO Series 2006-A4 Class A1
09-25-36	5.950	7,192,060		7,116,731
JP Morgan Mortgage Trust
CMO Series 2006-S4 Class A6
01-25-37	6.000	5,030,267		4,856,899
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.780	7,364,805	(d,m)	7,567,338
MASTR Alternative Loans Trust
CMO Series 2004-2 Class 4A1
02-25-19	5.000	4,085,315		4,035,286
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	2,283,177		2,111,283
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	3,069,505		2,918,739
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	4,593,243		4,365,739
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1
09-25-34	5.000	9,088,007	(d)	9,223,414
WaMu Mortgage Pass-Through Certificates
CMO Series 2004-AR9 Class A6
08-25-34	2.950	3,711,416	(m)	3,689,400
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-K Class 2A3
07-25-34	4.701	160,701	(m)	162,457
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2007-8 Class 2A7
07-25-37	6.000	17,787,469		17,302,903

Total				1,616,449,851

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Aerospace & Defense (0.2%)
L-3 Communications Corp.
07-15-13	6.125	2,685,000	(s)	2,711,850
10-15-15	6.375	4,350,000		4,350,000
Mantech International Corp.
04-15-18	7.250	517,000	(d)	518,293
Oshkosh Corp.
03-01-17	8.250	1,259,000		1,296,770
03-01-20	8.500	916,000		948,060
TransDigm, Inc.
07-15-14	7.750	1,580,000	(d,s)	1,580,000

Total				11,404,973

Automotive (0.1%)
Cooper-Standard Automotive, Inc.
Senior Notes
05-01-18	8.500	967,000	(d,s)	954,913
Lear Corp.
03-15-18	7.875	2,731,000	(s)	2,676,380
03-15-20	8.125	1,036,000	(s)	1,015,280

Total				4,646,573

Banking (4.1%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	25,955,000		26,112,547
06-01-19	7.625	11,640,000	(s)	13,223,262
Citigroup, Inc.
05-22-19	8.500	11,160,000	(s)	13,076,027
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	24,465,000	(s)	25,023,805
Export-Import Bank of Korea
Senior Unsecured
10-17-12	5.500	165,000	(c)	175,115
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	5,162,000	(c)	5,422,345
ICICI Bank Ltd.
Senior Unsecured
10-03-12	6.625	150,000	(c,d)	157,452
JPMorgan Chase & Co.
Senior Unsecured
04-23-19	6.300	25,725,000		27,958,813
03-25-20	4.950	3,485,000	(s)	3,485,220
Morgan Stanley
Senior Unsecured
04-01-18	6.625	6,920,000		7,106,017
01-26-20	5.500	27,915,000	(s)	26,600,578
The Goldman Sachs Group, Inc.
Senior Unsecured
02-15-19	7.500	27,820,000		30,785,212
03-15-20	5.375	11,605,000	(s)	11,195,866

Total				190,322,259

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Brokerage (—%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	10,135,000	(b,n)	2,179,025
Chemicals (1.2%)
Airgas, Inc.
10-01-18	7.125	2,695,000	(d)	2,903,863
Ashland, Inc.
06-01-17	9.125	1,450,000	(s)	1,587,750
CF Industries, Inc.
05-01-18	6.875	4,405,000		4,393,988
05-01-20	7.125	610,000	(s)	615,338
Chemtura Corp.
06-01-16	6.875	2,710,000	(b,n)	2,953,900
Hexion Finance Escrow LLC/Corp.
Senior Secured
02-01-18	8.875	700,000	(d)	644,000
Invista
Senior Unsecured
05-01-12	9.250	4,266,000	(d)	4,308,660
LBI Escrow Corp.
Senior Secured
11-01-17	8.000	3,983,000	(d,s)	4,022,830
Nalco Co.
11-15-13	8.875	1,115,000		1,134,513
Nalco Co.
Senior Notes
05-15-17	8.250	4,676,000		4,839,659
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	1,119,000	(c)	1,124,595
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	22,125,000	(s)	26,240,404

Total				54,769,500

Construction Machinery (0.1%)
The Manitowoc Co., Inc.
11-01-13	7.125	4,320,000		4,357,800
Consumer Products (0.1%)
Jarden Corp.
05-01-16	8.000	2,410,000		2,461,213
Visant Corp.
10-01-12	7.625	2,000,000		1,999,750
Visant Holding Corp.
Senior Discount Notes
12-01-13	10.250	2,015,000		2,052,781

Total				6,513,744

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Electric (8.1%)
Arizona Public Service Co.
Senior Unsecured
10-15-11	6.375	4,446,000	(s)	4,715,579
08-01-16	6.250	4,070,000		4,457,033
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	10,895,000		12,482,615
CMS Energy Corp.
Senior Unsecured
02-01-20	6.250	5,165,000		4,868,013
Consumers Energy Co.
1st Mortgage
02-15-14	6.000	3,855,000		4,283,240
03-15-15	5.000	470,000		504,720
02-15-17	5.150	4,515,000		4,802,795
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	26,865,000		29,110,886
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	935,000		983,079
05-15-14	7.625	20,935,000		24,459,742
Edison Mission Energy
Senior Unsecured
06-15-13	7.500	2,040,000	(s)	1,810,500
Florida Power Corp.
1st Mortgage
06-15-38	6.400	5,315,000	(s)	6,059,584
04-01-40	5.650	1,795,000		1,853,247
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	1,675,000		1,929,600
Majapahit Holding BV
10-17-16	7.750	480,000	(c,d)	518,400
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	8,320,000		8,717,521
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	9,040,168		8,994,967
Nevada Power Co.
04-15-12	6.500	1,000,000		1,079,927
01-15-15	5.875	23,608,000		26,120,151
05-15-18	6.500	6,075,000		6,834,837
08-01-18	6.500	8,110,000		9,122,342
Nisource Finance Corp.
11-15-10	7.875	5,300,000	(s)	5,447,965
03-01-13	6.150	11,687,000		12,725,180
07-15-14	5.400	9,975,000		10,688,919
09-15-17	5.250	26,227,000		26,978,822
09-15-20	5.450	12,975,000		13,047,699
NRG Energy, Inc.
02-01-16	7.375	10,655,000	(s)	10,308,713
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	2,280,000		2,471,876

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Ohio Power Co.
Senior Unsecured
01-15-14	4.850	720,000		770,508
06-01-16	6.000	5,635,000		6,288,880
Oncor Electric Delivery Co. LLC
Senior Secured
05-01-12	6.375	2,225,000		2,404,006
PacifiCorp.
1st Mortgage
09-15-13	5.450	5,095,000		5,600,918
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	3,255,000		3,478,319
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	1,500,000	(c,d)	1,638,750
Progress Energy, Inc.
Senior Unsecured
03-01-11	7.100	3,260,000		3,403,065
03-15-14	6.050	5,710,000		6,357,171
12-01-39	6.000	7,205,000		7,326,955
SCANA Corp.
Senior Unsecured
05-15-11	6.875	1,655,000		1,732,790
Sierra Pacific Power Co.
05-15-16	6.000	19,645,000		21,765,835
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	6,825,000		7,570,488
05-15-37	6.150	320,000		338,691
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	28,879,000		36,506,752
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	6,325,000		7,141,842
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	1,790,000		2,101,188
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	4,850,000		4,997,794
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	8,145,000	(c,s)	8,425,156
03-15-40	6.500	3,460,000	(c)	3,589,245

Total				376,816,305

Entertainment (0.2%)
Regal Cinemas Corp.
07-15-19	8.625	1,510,000	(s)	1,532,650
Speedway Motorsports, Inc.
06-01-16	8.750	3,520,000	(s)	3,687,200
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07-01-15	9.300	4,373,816	(k)	4,432,863

Total				9,652,713

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Food and Beverage (2.5%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	6,820,000	(d)	7,774,541
04-15-20	5.000	11,660,000	(d)	11,831,215
Bacardi Ltd.
Senior Notes
04-01-14	7.450	8,580,000	(c,d)	9,888,030
Del Monte Corp.
02-15-15	6.750	2,000,000		2,005,000
10-15-19	7.500	4,745,000	(d)	4,828,038
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	21,434,000		24,246,515
02-01-18	6.125	7,510,000	(s)	8,290,409
02-09-40	6.500	7,320,000		7,745,924
SABMiller PLC
Senior Unsecured
01-15-14	5.700	26,690,000	(c,d)	29,498,935
07-15-18	6.500	7,785,000	(c,d)	8,878,878

Total				114,987,485

Gaming (0.1%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	2,244,000		1,918,620
MGM Mirage
Senior Secured
11-15-17	11.125	2,345,000	(d,s)	2,561,913

Total				4,480,533

Gas Pipelines (3.5%)
CenterPoint Energy Resources Corp.
Senior Unsecured
04-01-13	7.875	7,260,000	(s)	8,320,308
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	46,641,000		52,858,573
El Paso Corp.
Senior Unsecured
12-12-13	12.000	3,075,000		3,520,875
Northern Natural Gas Co.
Senior Unsecured
06-01-11	7.000	515,000	(d)	543,598
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	6,639,000		7,729,642
04-15-17	5.950	10,930,000		11,914,736
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	220,000		226,600
06-01-16	9.375	1,630,000	(d,s)	1,687,050
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	30,646,000	(d,s)	32,044,469
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	2,580,000		2,580,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
TransCapitalInvest Ltd. for OJSC AK Transneft
Senior Unsecured
08-07-18	8.700	650,000	(c,d,s)	724,750
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	13,780,000		14,565,419
04-15-16	6.400	21,216,000		24,131,863

Total				160,847,883

Health Care (0.8%)
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	3,860,000		4,130,466
CHS/Community Health Systems, Inc.
07-15-15	8.875	1,020,000	(s)	1,044,225
DaVita, Inc.
03-15-13	6.625	9,584,000	(s)	9,512,119
HCA, Inc.
Senior Secured
09-15-20	7.250	7,650,000	(d,s)	7,611,750
HCA, Inc.
Senior Secured Pay-in-kind
11-15-16	9.625	5,619,000	(s,u)	5,913,998
Omnicare, Inc.
06-01-13	6.125	880,000		873,400
Omnicare, Inc.
Senior Subordinated Notes
06-01-20	7.750	1,390,000	(s)	1,393,475
Select Medical Corp.
02-01-15	7.625	9,097,000		8,551,180

Total				39,030,613

Home Construction (0.2%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	6,925,000	(s)	7,080,813
Independent Energy (1.3%)
Anadarko Petroleum Corp.
03-15-40	6.200	13,260,000	(s)	12,248,036
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	4,060,000		4,519,279
Chesapeake Energy Corp.
01-15-16	6.625	3,070,000		3,077,675
Denbury Resources, Inc.
04-01-13	7.500	2,850,000	(s)	2,864,250
03-01-16	9.750	2,055,000	(s)	2,193,713
Forest Oil Corp.
02-15-14	8.500	6,130,000		6,298,575
Newfield Exploration Co.
Senior Subordinated Notes
09-01-14	6.625	2,000,000		2,005,000
Petrohawk Energy Corp.
08-01-14	10.500	4,070,000	(s)	4,304,025

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	185,000		187,775
Quicksilver Resources, Inc.
08-01-15	8.250	3,358,000		3,265,655
Range Resources Corp.
05-15-16	7.500	2,070,000		2,075,175
05-15-19	8.000	7,100,000		7,313,000
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Senior Secured
09-30-20	5.298	360,000	(c,d)	359,244
Woodside Finance Ltd.
11-10-14	4.500	9,960,000	(c,d,s)	10,132,582

Total				60,843,984

Integrated Energy (0.1%)
Petro-Canada
Senior Unsecured
07-15-13	4.000	1,515,000	(c)	1,577,515
Suncor Energy, Inc.
Senior Unsecured
06-15-38	6.500	3,615,000	(c)	3,772,046
TNK-BP Finance SA
03-13-18	7.875	545,000	(c,d)	549,088

Total				5,898,649

Media Cable (1.1%)
Cablevision Systems Corp.
Senior Notes
09-15-17	8.625	3,820,000	(d,s)	3,839,100
CCO Holdings LLC/ Capital Corp.
04-30-18	7.875	1,237,000	(d)	1,218,445
04-30-20	8.125	530,000	(d)	524,700
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	10,215,000	(d)	10,661,906
Comcast Corp.
03-15-37	6.450	1,810,000		1,897,294
07-01-39	6.550	12,475,000	(s)	13,283,767
03-01-40	6.400	3,435,000	(s)	3,613,287
CSC Holdings LLC
Senior Unsecured
02-15-18	7.875	765,000	(s)	780,300
02-15-19	8.625	1,085,000	(d,s)	1,128,400
DISH DBS Corp.
10-01-14	6.625	1,590,000	(s)	1,566,150
02-01-16	7.125	5,330,000	(s)	5,223,400
09-01-19	7.875	3,040,000		3,070,400
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	4,500,000	(c,d)	4,342,520

Total				51,149,669

Media Non Cable (1.8%)
Lamar Media Corp.
04-01-14	9.750	4,645,000	(s)	5,028,213

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Lamar Media Corp.
Senior Subordinated Notes
04-15-18	7.875	665,000	(d,s)	661,675
Live Nation Entertainment, Inc.
Senior Unsecured
05-15-18	8.125	450,000	(d)	445,500
Nielsen Finance LLC/Co.
08-01-14	10.000	1,790,000		1,819,088
Rainbow National Services LLC
09-01-12	8.750	1,850,000	(d)	1,868,500
Reed Elsevier Capital, Inc.
08-01-11	6.750	12,130,000		12,811,240
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	40,077,000		40,671,301
TCM Sub LLC
01-15-15	3.550	15,005,000	(d)	15,172,688
Thomson Reuters Corp.
Senior Unsecured
04-15-40	5.850	4,775,000	(c)	4,820,534

Total				83,298,739

Metals (0.7%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	18,660,000	(c,s)	22,777,198
Arch Western Finance LLC
07-01-13	6.750	3,975,000		3,925,313
Consol Energy, Inc.
04-01-17	8.000	1,295,000	(d)	1,320,900
04-01-20	8.250	310,000	(d)	316,200
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	3,427,000	(s)	3,341,325

Total				31,680,936

Non Captive Diversified (0.7%)
Ally Financial, Inc.
03-15-20	8.000	3,366,000	(d)	3,265,020
CIT Group, Inc.
Senior Secured
05-01-16	7.000	5,580,000	(s)	5,063,850
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	21,070,000		22,402,762

Total				30,731,632

Oil Field Services (0.3%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	8,725,000	(c,d)	8,481,684
Gaz Capital SA for Gazprom
Senior Unsecured
11-22-16	6.212	1,825,000	(c,d,s)	1,758,844
04-11-18	8.146	2,000,000	(c,d)	2,115,000

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
KazMunaiGaz Finance Subordinated BV
07-02-18	9.125	1,720,000	(c,d,s)	1,900,600

Total				14,256,128

Other Industry (0.1%)
Valmont Industries, Inc.
04-20-20	6.625	5,734,000		5,783,553
Packaging (0.5%)
Ball Corp.
03-15-18	6.625	635,000		620,713
09-01-19	7.375	820,000		830,250
09-15-20	6.750	2,046,000	(s)	1,989,735
Crown Americas LLC/Capital Corp.
11-15-15	7.750	4,475,000	(s)	4,553,312
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,200,000	(d)	2,211,000
Greif, Inc.
Senior Unsecured
02-01-17	6.750	1,585,000		1,551,319
Owens-Brockway Glass Container, Inc.
05-15-13	8.250	3,935,000	(s)	3,984,187
12-01-14	6.750	2,000,000		2,005,000
Reynolds Group Issuer, Inc./LLC/SA
Senior Secured
10-15-16	7.750	2,153,000	(d,s)	2,131,470
Silgan Holdings, Inc.
Senior Subordinated Notes
11-15-13	6.750	3,000,000		3,045,000

Total				22,921,986

Paper (0.3%)
Cascades, Inc.
12-15-17	7.750	5,565,000	(c,d,s)	5,467,613
Georgia-Pacific LLC
01-15-15	7.000	3,250,000	(d)	3,250,000
01-15-17	7.125	1,970,000	(d,s)	1,960,150
Graphic Packaging International, Inc.
06-15-17	9.500	1,260,000		1,310,400

Total				11,988,163

Pharmaceuticals (—%)
Mylan, Inc.
Senior Unsecured
07-15-20	7.875	1,390,000	(d,s)	1,383,050
Railroads (0.5%)
Burlington Northern Santa Fe LLC
05-01-40	5.750	11,445,000		11,493,904
Canadian Pacific Railway Co.
Senior Unsecured
05-15-13	5.750	1,750,000	(c)	1,919,017
CSX Corp.
Senior Unsecured
03-15-11	6.750	275,000		286,062
03-15-12	6.300	1,380,000		1,483,558
03-15-13	5.750	9,275,000		10,105,048

Total				25,287,589

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Restaurants (0.1%)
Yum! Brands, Inc.
Senior Unsecured
03-15-18	6.250	2,280,000		2,541,808
Retailers (0.3%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	8,939,000		9,750,830
QVC, Inc.
Senior Secured
04-15-17	7.125	2,763,000	(d,s)	2,687,018
10-15-20	7.375	2,763,000	(d,s)	2,687,018

Total				15,124,866

Technology (0.2%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	2,209,000	(d,s)	2,098,550
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	4,617,000	(d)	4,547,745
01-15-20	6.875	557,000	(d,s)	548,645

Total				7,194,940

Textile (—%)
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	1,000,000	(s)	1,000,000
Transportation Services (0.6%)
ERAC USA Finance LLC
10-15-37	7.000	23,652,000	(d)	26,101,780
The Hertz Corp.
01-01-14	8.875	1,615,000		1,623,075

Total				27,724,855

Wireless (0.9%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	7,185,000	(d,s)	7,616,100
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	2,295,000	(s)	2,329,425
Nextel Communications, Inc.
08-01-15	7.375	2,330,000	(s)	2,196,025
Rogers Communications, Inc.
06-15-13	6.250	2,050,000	(c)	2,271,806
SBA Telecommunications, Inc.
08-15-16	8.000	1,920,000	(d)	1,977,600
08-15-19	8.250	2,850,000	(d)	2,971,125

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	3,750,000	(s)	3,684,375
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	17,394,000		17,247,038

Total				40,293,494

Wirelines (5.1%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	36,490,000	(s)	39,524,033
Embarq Corp.
Senior Unsecured
06-01-36	7.995	19,338,000		19,492,375
Frontier Communications Corp.
Senior Unsecured
01-15-13	6.250	2,000,000		1,990,000
New Communications Holdings, Inc.
Senior Notes
04-15-15	7.875	692,000	(d)	690,270
04-15-17	8.250	1,730,000	(d,s)	1,706,213
04-15-20	8.500	1,414,000	(d)	1,398,093
Qwest Communications International, Inc.
04-01-18	7.125	3,080,000	(d)	3,003,000
Qwest Corp.
Senior Unsecured
10-01-14	7.500	7,220,000	(s)	7,599,050
06-15-15	7.625	2,030,000	(s)	2,121,350
Telecom Italia Capital
10-01-15	5.250	1,535,000	(c,s)	1,533,754
Telecom Italia Capital SA
07-18-36	7.200	13,275,000	(c,s)	12,861,205
Telefonica Emisiones SAU
06-20-11	5.984	1,205,000	(c)	1,257,586
04-27-20	5.134	25,725,000	(c,s)	24,816,239
TELUS Corp.
Senior Unsecured
06-01-11	8.000	37,126,000	(c)	39,575,350
tw telecom holdings, inc.
Senior Notes
03-01-18	8.000	1,879,000	(d)	1,893,093
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	33,857,000		36,638,522
04-01-32	7.375	23,714,000		26,195,694
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	5,570,000		5,876,902
Windstream Corp.
08-01-16	8.625	3,635,000		3,598,650
11-01-17	7.875	6,974,000		6,572,995

Total				238,344,374

Total Bonds
(Cost: $4,885,567,021)				$4,986,586,231

Senior Loans (1.0%)(l)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Automotive (0.1%)
Ford Motor Co.
Tranche B1 Term Loan
12-15-13	3.310-3.340%	$6,141,230		$5,733,391
Food and Beverage (0.2%)
U.S. Foodservice
Term Loan
07-03-14	2.840-2.850	9,026,795		7,842,028
Media Non Cable (0.2%)
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.297	9,002,563		8,383,637
Non Captive Consumer (0.1%)
AGFS Funding Co.
Term Loan
04-21-15	7.250	3,345,000		3,234,615
Oil Field Services (0.2%)
Dresser, Inc.
Tranche B Term Loan
05-04-14	2.695	7,493,961		6,995,613
Retailers (0.1%)
Toys “R” Us — Delaware, Inc.
Tranche B Term Loan
TBD	TBD	1,235,000	(g,q)	1,221,489
07-19-12	0.000	7,890,000		7,803,683
Wirelines (0.1%)
FairPoint Communications, Inc.
Tranche B Term Loan
03-31-15	5.000	7,739,444	(b,n)	5,872,303

Total Senior Loans
(Cost: $46,549,887)				$47,086,759

Money Market Fund (9.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.218%	443,630,792	(p)	$443,630,792

Total Money Market Fund
(Cost: $443,630,792)			$443,630,792

Investments of Cash Collateral Received for Securities on Loan (13.7%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.2%)
Antalis US Funding
06-04-10	0.430%	$14,998,745	$14,998,745
Elysian Funding LLC
06-17-10	0.500	4,997,847	4,997,847

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Rheingold Securitization
06-17-10	0.450	4,998,063	4,998,063
06-25-10	0.370	9,994,860	9,994,860
06-28-10	0.350	4,996,938	4,996,938
07-13-10	0.500	1,998,278	1,998,278
Rhein-Main Securitisation
06-21-10	0.350	4,996,938	4,996,938
06-28-10	0.350	4,996,938	4,996,938
Scaldis Capital LLC
06-17-10	0.400	4,998,389	4,998,389

Total			56,976,996

Certificates of Deposit (10.6%)
Banco di Brescia
06-16-10	0.460	4,996,106	4,996,106
Banco Popular Caisse d’Epargne
06-25-10	0.430	4,998,149	4,998,149
Bank of Montreal
06-07-10	0.265	7,500,033	7,500,033
Bank of Tokyo Securities
06-24-10	0.370	14,995,222	14,995,222
Banque Federative du Credit Mutuel
07-07-10	0.405	4,994,887	4,994,887
07-19-10	0.435	9,989,016	9,989,016
Barclays Bank
06-10-10	0.400	5,000,000	5,000,000
08-31-10	0.454	21,000,000	21,000,000
BNP Paribas
06-21-10	0.520	6,000,000	6,000,000
10-15-10	0.407	25,000,000	25,000,000
Caisse des Depots
07-26-10	0.400	22,484,262	22,484,262
Clydesdale Bank
06-11-10	0.350	5,000,000	5,000,000
06-14-10	0.350	10,000,000	10,000,000
06-17-10	0.350	10,000,000	10,000,000
07-09-10	0.400	4,000,000	4,000,000
Credit Agricole
10-12-10	0.410	25,000,000	25,000,000
Credit Industrial et Commercial
08-26-10	0.900	10,000,000	10,000,000
Credit Suisse
06-18-10	0.460	10,000,000	10,000,000
06-21-10	0.520	11,000,000	11,000,000
06-28-10	0.370	10,000,000	10,000,000
Dexia Bank
06-18-10	0.490	1,999,156	1,999,156
Dexia Credit Local
06-04-10	0.380	5,000,000	5,000,000
06-28-10	0.700	10,000,088	10,000,088
DZ Bank
07-07-10	0.400	15,000,000	15,000,000
Erste Bank der Oesterreichischen Sparkassen
06-01-10	0.400	24,998,056	24,998,056
06-03-10	0.500	5,999,417	5,999,417
Hong Kong Shanghai Bank
06-10-10	0.430	10,000,000	10,000,000

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
KBC Bank
06-07-10	0.405	5,000,000	5,000,000
Macquarie Bank
06-01-10	0.400	9,999,222	9,999,222
06-02-10	0.400	9,999,222	9,999,222
Natixis
06-18-10	0.400	9,996,557	9,996,557
07-01-10	0.360	9,993,704	9,993,704
Nederlandse Waterschapsbank
06-10-10	0.380	4,998,364	4,998,364
NyKredit Bank
06-18-10	0.380	8,000,000	8,000,000
06-22-10	0.380	8,000,000	8,000,000
06-28-10	0.550	10,000,000	10,000,000
Overseas Chinese Banking Corp.
08-02-10	0.420	10,000,000	10,000,000
08-06-10	0.420	7,500,000	7,500,000
Pohjola Bank
06-10-10	0.340	5,000,000	5,000,000
06-15-10	0.330	9,991,574	9,991,574
Rabobank Group
10-27-10	0.404	14,000,000	14,000,000
11-03-10	0.355	9,000,000	9,000,000
Raiffeisen Zentralbank Oesterreich
06-01-10	0.430	9,999,164	9,999,164
Royal Bank of Scotland
08-16-10	0.540	10,000,000	10,000,000
Sumitomo Mitsui Banking
06-21-10	0.400	15,000,000	15,000,000
Unicredit BK
07-12-10	0.420	20,000,000	20,000,000
Westpack Banking
11-04-10	0.318	15,000,000	15,000,000

Total			496,432,199

Commercial Paper (0.4%)
Toyota Motor Credit
08-23-10	0.531	16,975,723	16,975,723
Repurchase Agreements (1.5%)(r)
BNP Paribas Securities dated 05-28-10, matures 06-01-10, repurchase price $43,768,974	0.210	43,767,952	43,767,952
Mizuho Securities USA dated 05-28-10, matures 06-01-10, repurchase price $5,000,128	0.230	5,000,000	5,000,000
Pershing LLC dated 05-28-10, matures 06-01-10, repurchase price $20,000,711	0.320	20,000,000	20,000,000

Total			68,767,952

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $639,152,870)			$639,152,870

Total Investments in Securities
(Cost: $6,014,900,570)(v)			$6,116,456,652

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	611	$74,942,969	Sept. 2010	$(941,282)
U.S. Treasury Note, 2-year	759	165,568,734	Oct. 2010	91,916
U.S. Treasury Note, 5-year	(434)	(50,635,593)	Oct. 2010	(102,369)
U.S. Treasury Note, 10-year	(384)	(46,338,000)	June 2010	(558,576)
U.S. Treasury Note, 10-year	(1,940)	(232,557,500)	Sept. 2010	(247,350)
U.S. Treasury Ultra Bond, 30-year	(104)	(13,396,500)	Sept. 2010	290,719

Total				$(1,466,942)

Forward Foreign Currency Contracts Open at May 31, 2010

	Currency to be	Currency to be	Unrealized	Unrealized
Exchange date	delivered	received	appreciation	depreciation

June 30, 2010	15,074,000	18,661,898	$160,990	$—
	(EUR)	(USD)

June 30, 2010	19,445,000	28,011,884	—	(96,861)
	(GBP)	(USD)

June 30, 2010	69,217,000	46,441,146	—	(445,006)
	(NZD)	(USD)

June 30, 2010	18,703,910	21,635,000	—	(30,210)
	(USD)	(CHF)

June 30, 2010	27,923,586	2,525,102,000	—	(139,324)
	(USD)	(JPY)

June 30, 2010	46,883,230	367,616,000	—	(65,681)
	(USD)	(SEK)

Total			$160,990	$(777,082)

Notes to Portfolio of Investments

BRL	— Brazilian Real

CHF	— Swiss Franc

CMO	— Collateralized Mortgage Obligation

EUR	— Euro

GBP	— Pound Sterling

IDR	— Indonesian Rupiah

I.O.	— Interest Only

JPY	— Japanese Yen

MXN	— Mexican Peso

NZD	— New Zealand Dollar

P.O.	— Principal Only

SEK	— Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2010, the value of foreign securities, excluding short-term securities, represented 6.48% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the value of these securities amounted to $886,925,658 or 19.03% of net assets.

(e)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At May 31, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $856,659,484.

(h)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

FGIC	— Financial Guaranty Insurance Company

NPFGC	— National Public Finance Guarantee Corporation

XLCA	— XL Capital Assurance

(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2010.

(j)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2010.

(k)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2010 was $4,432,863, representing 0.10% of net assets. Information concerning such security holdings at May 31, 2010 was as follows:

	Acquisition
Security	dates	Cost

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	02-23-96 thru 08-12-96	$4,240,290

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2010.

(n)	This position is in bankruptcy.

(o)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
06-01-25 5.500%	$10,000,000	06-17-10	$10,697,656	$10,737,500

(p)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at May 31, 2010.

(q)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities (0.210%)

Security description	Value (a)

Fannie Mae Pool	$31,829,062
Freddie Mac Gold Pool	12,814,249

Total market value of collateral securities	$44,643,311

Mizuho Securities USA (0.230%)

Security description	Value (a)

Fannie Mae Grantor Trust	$3,553
Fannie Mae Pool	359,039
Fannie Mae REMICS	2,722,903
Fannie Mae Whole Loan	10,117
FHLMC Structured Pass Through Securities	6,734
Freddie Mac Non Gold Pool	94,529
Freddie Mac REMICS	1,352,217
Government National Mortgage Association	550,908

Total market value of collateral securities	$5,100,000

Pershing LLC (0.320%)

Security description	Value (a)

Fannie Mae Pool	$9,024,513
Fannie Mae REMICS	2,266,448
Fannie Mae-Aces	77,703
Federal Farm Credit Bank	248,452
Federal Home Loan Banks	521,245
Federal Home Loan Mortgage Corp	60,261
Federal National Mortgage Association	145,294
Freddie Mac Gold Pool	4,711,520
Freddie Mac Non Gold Pool	215,690
Freddie Mac REMICS	1,014,054
Ginnie Mae I pool	554,587
Ginnie Mae II pool	1,302,859
Government National Mortgage Association	234,805
United States Treasury Note/Bond	22,569

Total market value of collateral securities	$20,400,000

(s)	At May 31, 2010, security was partially or fully on loan.

(t)	At May 31, 2010, investments in securities included securities valued at $4,092,083 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(u)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(v)	At May 31, 2010, the cost of securities for federal income tax purposes was approximately $6,014,901,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$158,442,000
Unrealized depreciation	(56,886,000)

Net unrealized appreciation	$101,556,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2010:

	Fair value at May 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$79,500,716	$—	$79,500,716
U.S. Government Obligations & Agencies	293,358,396	206,314,587	—	499,672,983
Asset-Backed Securities	—	576,989,589	86,729,488	663,719,077
Commercial Mortgage-Backed Securities	—	462,704,970	—	462,704,970
Residential Mortgage-Backed Securities	—	1,516,585,821	99,864,030	1,616,449,851
Corporate Debt Securities
Entertainment	—	5,219,850	4,432,863	9,652,713
All Other Industries	—	1,654,885,921	—	1,654,885,921

Total Bonds	293,358,396	4,502,201,454	191,026,381	4,986,586,231

Other
Senior Loans	—	47,086,759	—	47,086,759
Affiliated Money Market Fund (b)	443,630,792	—	—	443,630,792
Investments of Cash Collateral Received for Securities on Loan	—	639,152,870	—	639,152,870

Total Other	443,630,792	686,239,629	—	1,129,870,421

Investments in Securities	736,989,188	5,188,441,083	191,026,381	6,116,456,652
Other Financial Instruments (c)	(1,466,942)	(616,092)	—	(2,083,034)

Total	$735,522,246	$5,187,824,991	$191,026,381	$6,114,373,618

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at May 31, 2010.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Common Stocks	Total

Balance as of Aug. 31, 2009	$37,215,690	$24,043,070	$4,779,457	$7	$66,038,224
Accrued discounts/premiums	577,840	(368,450)	14,449	—	223,839
Realized gain (loss)	1,233,229	639,589	1,093	49,787	1,923,698
Change in unrealized appreciation (depreciation)*	563,382	4,106,527	(70,791)	(7)	4,599,111
Net purchases (sales)	53,818,288	77,530,125	(291,345)	(49,787)	131,007,281
Transfers in and/or out of Level 3	(6,678,941)	(6,086,831)	—	—	(12,765,772)

Balance as of May 31, 2010	$86,729,488	$99,864,030	$4,432,863	$—	$191,026,381

*	Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2010 was $ 3,746,581, which is comprised of Asset-Backed Securities of $1,041,106, Residential Mortgage-Backed Securities of $2,776,266 and Corporate Debt Securities of $(70,791).

Item 2. Control and Procedures.
Item 3. Exhibits.
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		RiverSource Diversified Income Series, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date July 29, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President and Principal Executive Officer
Date July 29, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date July 29, 2010